UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

              Investment Company Act file number    811-21195
                                                ------------------

                               UBS M2 Fund L.L.C.
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               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
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               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-882-5819
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------

                  Date of reporting period: September 30, 2006
                                           -------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                                             UBS M2 FUND, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
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                                                              SEPTEMBER 30, 2006

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
                                                                                              PERIOD FROM
                                                                                            JANUARY 1, 2006
                                                                                            TO SEPTEMBER 30,
                                                                 AT SEPTEMBER 30, 2006            2006
                                                      ------------------------------------  -----------------
                                                                                                REALIZED/
                                                                                   % OF        UNREALIZED
                                                                                  MEMBERS'     GAIN/(LOSS)
INVESTMENT FUND:                                          COST       FAIR VALUE   CAPITAL   FROM INVESTMENTS       LIQUIDITY
---------------------------------------------         ------------  ------------  --------  -----------------  ------------------
Abrams Bison Partners, L.P.                           $ 31,500,000  $ 38,945,109     5.08%    $  5,028,200           Annually
Arience Captial Partners, L.P.                          28,500,000    36,727,299     4.79        2,742,197          Quarterly
Artha Emerging Markets Fund, L.P.                       30,000,000    29,566,377     3.86         (433,623)         Quarterly
Cantillon Europe Fund I, L.P.                            9,000,000    14,204,022     1.85          992,687          Quarterly
Cevian Capital II, L.P.                                  7,500,000     8,787,078     1.15        1,287,078           Annually
Chap-Cap Activist Partners, L.P.                         9,000,000     8,904,496     1.16          (95,504)         Quarterly
Chap-Cap Partners II, L.P.                              21,000,000    20,902,421     2.73          (97,579)         Quarterly
Corsair Capital Partners, L.P.                          24,000,000    30,559,191     3.98        1,404,849           Annually
Cycladic Catalyst Fund, L.P.                            12,500,000    13,218,688     1.72         (486,166)        Semi-Annual
Cycladic Catalyst Fund, LTD                             14,500,000    14,270,147     1.86         (520,404)        Semi-Annual
DE Shaw Oculus Fund, L.L.C.                             18,000,000    21,425,769     2.79        1,668,879          Quarterly
Delta Fund Europe,  L.P.                                38,500,000    54,123,782     7.06        3,734,016          Quarterly
Delta Institutional Fund, L.P.                          36,500,000    50,014,855     6.52       (4,720,908)         Quarterly
East Side Capital, L.P.                                 34,000,000    40,929,091     5.34        1,724,679           Annually
Eastern Advisor Fund, L.P.                              17,500,000    20,615,526     2.69          355,010           Monthly
Eminence Long Alpha, LP                                 54,000,000    58,724,001     7.66        3,148,264         Semi-Annual
Eminence Partners L.P.                                   5,500,000     5,862,659     0.76          362,659         Semi-Annual
Lazard European Explorer, L.P.                          11,500,000    14,946,467     1.95        1,209,958          Quarterly
Lazard European Explorer, LTD                           11,000,000    10,966,296     1.43          (33,704)          Monthly
Meditor Cobra Fund, LTD                                 13,000,000    14,096,617     1.84        1,607,821           Monthly
Meditor European Fund, LTD                              19,000,000    18,251,146     2.38         (748,854)          Monthly
Meditor Hawk Fund, LTD                                   9,500,000    12,937,696     1.69          513,284           Monthly
North Sound Legacy Institutional Fund, L.L.C.           14,500,000    19,867,221     2.59         (893,524)         Quarterly
Pershing Square, L.P.                                   22,000,000    33,316,961     4.34        3,997,930           Annually
Steel Partners Japan L.P.                               20,000,000    20,294,986     2.65          294,986          Quarterly
SuNOVA Partners, L.P.                                   21,000,000    29,210,142     3.81        1,544,519          Quarterly
The Children's Investment Fund, L.P.                    23,500,000    35,326,940     4.61        5,996,240           Annually
Tiger Asia Fund, L.P.                                   21,000,000    31,280,603     4.08        8,805,833           Annually
Whitney New Japan Investors, LTD Class A1 Series 7       5,000,000     4,401,235     0.57         (598,765)         Quarterly
Whitney New Japan Investors, LTD Class A Series 100     19,500,000    26,079,523     3.40       (7,641,900)         Quarterly
Redeemed Investment Funds                                        -             -        -          314,018
                                                      ------------  ------------  --------    ------------
TOTAL                                                 $602,000,000  $738,756,345    96.34%    $ 30,462,177
                                                      ============  ============  ========    ============


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       UBS M2 Fund L.L.C.
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By (Signature and Title)*       /s/ Douglas Lindgren
                         -------------------------------------------------------
                                Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date              November 20, 2006
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/ Douglas Lindgren
                         -------------------------------------------------------
                                Douglas Lindgren, Principal Executive Officer
                                (principal executive officer)

Date              November 20, 2006
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By (Signature and Title)*       /s/ C. Philip Tazza
                         -------------------------------------------------------
                                C. Philip Tazza, Principal Accounting Officer (principal financial officer)

Date              November 20, 2006
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* Print the name and title of each signing officer under his or her signature.